PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3: PROPERTY AND EQUIPMENT

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	September 30,	December 31,
	2021	2020
Furniture and Fixtures	$2,991	$2,991
Computer Equipment	559,654	421,323
	562,645	424,314
Accumulated depreciation	(208,223)	(99,965)
Property and equipment, net of accumulated depreciation	$354,422	$324,349

Depreciation expense for the nine months ended September 30, 2021 and 2020, was $108,258 and $54,226, respectively.

During the nine months years ended September 30, 2021 and 2020, the Company purchased property and equipment of $138,331 and $95,425, respectively.

NOTE 4: PROPERTY AND EQUIPMENT

The following table summarizes the components of the Company’s property and equipment as of the dates presented:

	December 31,	December 31,
	2020	2019
Furniture and Fixtures	$2,991	$2,991
Computer Equipment	421,323	115,827
Accumulated depreciation	(99,965)	(18,691)
Property and equipment, net of accumulated depreciation	$324,349	$100,127

Depreciation expense for the years ended December 31, 2020 and 2019, was $81,274 and $18,691, respectively.

During the years ended December 31, 2020 and 2019, the Company acquired property and equipment of $305,496 and $10,629, respectively.